OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of expenses [Table Text Block]
	2018	2017
Office expenses	$2,409	$2,507
Travel	2,118	1,949
Professional fees	2,988	2,806
Insurance, bad debts and governance	1,271	1,208
Operating expenses	$8,786	$8,470